Consolidated Statements of Changes in Shareholders’ Deficit - USD ($) $ in Thousands	Share capital	Other reserve	Translation reserve	Additional paid in capital	Accumulated deficit	Treasury Shares	Total	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 410	$ 1,500	$ 2	$ 48,051	$ (63,340)		$ (13,377)	$ 3,501	$ (9,876)
Changes during the year:
Issuance of ordinary shares, net	208			8,784			8,992		8,992
Share-based compensation	40			2,832			2,872		2,872
Conversion of financial liability to shares	21			780			801		801
Conversion of loans from major shareholder into shares	140			6,810			6,950		6,950
Comprehensive loss for the period:
Net comprehensive loss					(12,536)		(12,536)	(152)	(12,688)
Balance at Dec. 31, 2020	819	1,500	2	67,257	(75,876)		(6,298)	3,349	(2,949)
Changes during the year:
Issuance of ordinary shares and warrants, net	270			13,147			13,417		13,417
Share-based compensation	105			543			648		648
Conversion of loans into shares	28			932			960		960
Comprehensive loss for the period:
Net comprehensive loss					(14,758)		(14,758)	(130)	(14,888)
Balance at Dec. 31, 2021	1,222	1,500	2	81,879	(90,634)		(6,031)	3,219	(2,812)
Changes during the year:
Issuance of ordinary shares, net	916			2,526			3,442		3,442
Issuance of ordinary shares in respect of warrants and pre-funded warrants exercise	574			6,690			7,264		7,264
Share-based compensation	500			11,988			12,488		12,488
Issuance of ordinary shares in return of loan from major shareholder	1,623			(1,389)			234		234
Treasury shares						(121)	(121)		(121)
Comprehensive loss for the period:
Net comprehensive loss					(24,629)		(24,629)	(437)	(25,066)
Balance at Dec. 31, 2022	$ 4,835	$ 1,500	$ 2	$ 101,694	$ (115,263)	$ (121)	$ (7,353)	$ 2,782	$ (4,571)